SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

On October 1, 2021, the Company granted 197,000 stock options to certain officers and employees.

On November 15, 2021, the Company announced that it has closed a brokered private placement of approximately 900,000 shares of the Company at an issue price of $5.25 per share, for gross proceeds of $4.75 million (the “Offering”). The proceeds of the Offering are expected to be used for expanding the Company’s remote neurology services offering for intraoperative neuromonitoring (“IONM”), extending the Company’s operational footprint into new states, supporting expected growth generated by the agreement with Premier, Inc. and general working capital purposes. Kestrel Merchant Partners LLC (the “Sponsor”) acted as the exclusive sponsor and The Benchmark Company, LLC (the “Agent”) acted as sole placement agent in connection with the Offering. Additionally, certain directors, officers and employees are expected to participated in a subsequent offering to settle approximately $700 thousand of compensation at a market price to be determined in accordance with Nasdaq listing requirements following the end of the Company’s trading blackout in accordance with the Company’s insider trading policy.

17. SUBSEQUENT EVENTS

Paycheck Protection Program

On March 2, 2021, Assure executed a PPP promissory note and received a $1.7 million unsecured PPP loan, which matures on February 25, 2026 (the “Loan”). The Loan carries an interest rate of 1.0% per annum, with principal and interest payments due on the first day of each month, with payments commencing on the earlier of: (i) the day the amount of loan forgiveness granted to Assure is remitted by the Small Business Administration to the Bank of Oklahoma; or (ii) 10 months after the end of the 24 week period following the grant of the Loan. All or a portion of the Loan may be forgiven if the Company maintains its employment and compensation within certain parameters during the 24 week period following the loan origination date and the proceeds of the Loan are spent on payroll costs, rent or lease agreements dated before February 15, 2020 and utility payments arising under service agreements dated before February 15, 2020.

Acquisition

Effective February 24, 2021, the Company has signed a Term Sheet (“Term Sheet”) to acquire (the “Acquisition”) Sentry Neuromonitoring, LLC (“Sentry”), one of the largest IONM service providers in Texas, for a purchase price of $3.5 million. The purchase price to be paid is $1.2 million in cash and $2.3 million in Assure common stock, subject to escrow, TSX Venture Exchange and other requirements. Under the Term Sheet, Assure will acquire Sentry’s contracts, employees, business relationships and assets including accounts receivable, and assume up to $250 thousand of its debt. The proposed Acquisition will take the form of either an asset or equity purchase by Assure at its choice at closing.

Established in 2007, Sentry is a leading IONM company primarily serving the Greater Houston region. The company’s operational footprint also extends within Texas to Dallas-Ft. Worth and Austin and includes business relationships in Kansas and Missouri. In 2020, Sentry performed more than 5,500 IONM procedures and approximately 50% of these procedures were commercial insurance payors. The company currently employs 34 full-time staff, including 24 technologists supporting more than 50 surgeons at over 50 facilities.

Stock option grant

On January 29, 2021, the Company granted 1,625,000 stock options to acquire shares of common stock to officers, directors and employees at $1.06 per share, vesting 20% on the grant date and one-sixth every six months until fully vested.

Registration Statement

On December 30, 2020, the Company filed a resale registration statement on Form S-1 with the Securities Exchange Commission to register securities issued or issuable in the December Private Placement, as required under the Registration Rights Agreement.  On February 12, 2021, the registration statement was declared effective by the Securities Exchange Commission.  The Company is required to maintain the effectiveness of the registration statement and intend to file a post-effective amendment to the registration statement to incorporate our audited financial statements for the year ended December 31, 2020.